Financial instruments - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Fair value, long-term debt	$ 2,671,593,000	$ 2,641,016,000
Fair value, other long-term liabilities	601,687,000	631,041,000
Fair value of assets	52,143,000	41,031,000
Fair value of liabilities	485,995,000	606,740,000
Estimated AOCL expected to be reclassified into earnings	5,724,000
Fair value liability of foreign exchange contract	505,000	12,000
Swaption Counterparty B [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.183%
Fixed per annum rate swapped for LIBOR	0.50%
Derivative, notional amount	200,000,000
Effective date	Mar. 02, 2017
Ending date	Mar. 02, 2027
Fair value of assets	52,143,000	41,031,000
Fair value of liabilities	41,764,000	30,547,000
Forward contracts [Member]
Derivative [Line Items]
Notional amount on foreign exchange forward contract	$ 14,600,000	$ 7,000,000